UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of August 31, 2017 (Unaudited)

Deutsche Small Cap Value Fund

	Shares	Value ($)
Common Stocks 97.2%
Consumer Discretionary 7.5%
Auto Components 2.1%
Cooper Tire & Rubber Co.	54,200	1,821,120
Standard Motor Products, Inc.	113,080	4,986,828
		6,807,948
Automobiles 0.7%
Winnebago Industries, Inc. (a)	65,900	2,382,285
Diversified Consumer Services 0.7%
Regis Corp.*	175,200	2,326,656
Hotels, Restaurants & Leisure 2.2%
Caesars Entertainment Corp.* (a)	54,600	633,360
Denny's Corp.*	545,944	6,529,490
		7,162,850
Specialty Retail 0.4%
Sportsman's Warehouse Holdings, Inc.* (a)	356,431	1,479,189
Textiles, Apparel & Luxury Goods 1.4%
Movado Group, Inc.	163,897	4,548,142
Consumer Staples 1.4%
Household Products
Central Garden & Pet Co.* (a)	131,000	4,617,750
Energy 4.1%
Energy Equipment & Services 1.0%
Oil States International, Inc.*	79,000	1,718,250
U.S. Silica Holdings, Inc.	61,643	1,677,306
		3,395,556
Oil, Gas & Consumable Fuels 3.1%
Golar LNG Ltd.	31,000	672,080
Matador Resources Co.*	188,549	4,445,985
SRC Energy, Inc.*	651,148	5,137,558
		10,255,623
Financials 29.6%
Banks 16.6%
Capital Bank Financial Corp. "A"	170,191	6,399,181
Chemical Financial Corp.	57,681	2,619,294
Eagle Bancorp., Inc.*	75,331	4,685,588
Great Western Bancorp., Inc.	157,305	5,650,396
Hancock Holding Co.	76,372	3,356,549
MB Financial, Inc.	95,684	3,805,353
OFG Bancorp.	375,080	3,263,196
Pacific Premier Bancorp., Inc.*	162,540	5,753,916
State Bank Financial Corp.	260,648	7,003,612
Sterling Bancorp.	313,425	7,036,391
TriState Capital Holdings, Inc.*	267,794	5,596,895
		55,170,371
Capital Markets 1.4%
Safeguard Scientifics, Inc.*	384,536	4,691,339
Insurance 7.8%
Argo Group International Holdings Ltd.	120,385	7,247,177
CNO Financial Group, Inc.	232,396	5,194,051
Employers Holdings, Inc.	178,197	7,511,004
ProAssurance Corp.	111,457	5,935,085
		25,887,317
Thrifts & Mortgage Finance 3.8%
Capitol Federal Financial, Inc.	377,435	5,178,408
Walker & Dunlop, Inc.*	150,804	7,267,245
		12,445,653
Health Care 4.1%
Health Care Equipment & Supplies 0.7%
Invacare Corp.	184,844	2,495,394
Health Care Providers & Services 3.4%
Aceto Corp.	146,432	1,553,644
HealthSouth Corp.	148,128	6,776,856
PharMerica Corp.*	98,141	2,885,345
		11,215,845
Industrials 19.4%
Aerospace & Defense 0.5%
Triumph Group, Inc.	58,196	1,530,555
Building Products 1.0%
Gibraltar Industries, Inc.*	117,621	3,440,414
Commercial Services & Supplies 4.8%
Interface, Inc.	140,908	2,677,252
Pitney Bowes, Inc.	186,659	2,398,568
Steelcase, Inc. "A"	176,232	2,326,263
The Brink's Co.	107,687	8,448,045
		15,850,128
Construction & Engineering 3.6%
Aegion Corp.*	184,000	3,987,280
Primoris Services Corp.	273,466	7,823,862
		11,811,142
Electrical Equipment 0.9%
Babcock & Wilcox Enterprises, Inc.*	95,420	215,649
EnerSys	41,000	2,628,100
		2,843,749
Machinery 6.4%
Douglas Dynamics, Inc.	85,600	2,987,440
Federal Signal Corp.	183,800	3,435,222
Global Brass & Copper Holdings, Inc.	95,000	2,835,750
Hillenbrand, Inc.	222,338	7,948,584
Lydall, Inc.*	85,974	4,040,778
		21,247,774
Professional Services 2.2%
FTI Consulting, Inc.*	46,602	1,580,274
ICF International, Inc.*	120,759	5,802,470
		7,382,744
Information Technology 12.4%
Electronic Equipment, Instruments & Components 9.2%
CTS Corp.	254,162	5,718,645
Electro Scientific Industries, Inc.*	638,585	7,867,367
Insight Enterprises, Inc.*	105,500	4,228,440
Novanta, Inc.*	133,067	5,202,920
Rogers Corp.*	44,813	5,312,581
Sanmina Corp.*	58,800	2,202,060
		30,532,013
IT Services 1.4%
Convergys Corp.	180,263	4,236,180
Travelport Worldwide Ltd.	23,200	351,248
		4,587,428
Software 1.8%
Verint Systems, Inc.*	147,737	5,865,159
Materials 4.0%
Chemicals 3.0%
A. Schulman, Inc.	65,334	1,986,154
GCP Applied Technologies, Inc.*	61,710	1,743,307
H.B. Fuller Co.	57,300	2,875,887
Minerals Technologies, Inc.	52,100	3,334,400
		9,939,748
Containers & Packaging 1.0%
Owens-Illinois, Inc.*	141,200	3,479,168
Real Estate 9.4%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	130,300	6,530,636
Community Healthcare Trust, Inc.	274,765	7,297,758
Easterly Government Properties, Inc.	112,909	2,264,955
Farmland Partners, Inc. (a)	371,700	3,293,262
Pebblebrook Hotel Trust (a)	150,338	5,049,853
STAG Industrial, Inc.	236,989	6,633,322
		31,069,786
Utilities 5.3%
Electric Utilities 2.4%
IDACORP, Inc.	88,850	7,905,873
Gas Utilities 1.6%
ONE Gas, Inc.	70,800	5,326,992
Multi-Utilities 1.3%
NorthWestern Corp.	71,846	4,333,751
Total Common Stocks (Cost $252,659,894)		322,028,342
Securities Lending Collateral 3.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.93% (b) (c) (Cost $11,283,465)	11,283,465	11,283,465
Cash Equivalents 2.9%
Deutsche Central Cash Management Government Fund, 1.06% (b) (Cost $9,646,432)	9,646,432	9,646,432
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $273,589,791)	103.5	342,958,239
Other Assets and Liabilities, Net	(3.5)	(11,746,480)
Net Assets	100.0	331,211,759

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2017 amounted to $11,042,978, which is 3.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$322,028,342	$—	$—	$322,028,342
Short-Term Investments (d)	20,929,897	—	—	20,929,897
Total	$342,958,239	$—	$—	$342,958,239

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Value Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017